RECLAMATION AND CLOSURE COST OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	$ 81.9	$ 68.8
Reclamation and closure costs paid	(1.4)	(2.4)
Unwinding of discount	1.3	1.4
Revisions to expected cash flows	55.2	15.5
Foreign exchange movement	4.9	(1.5)
Less: amounts reclassified as held for sale	(18.2)	0.0
Ending Balance	124.1	81.9
Less: current portion of closure costs (Note 8)	2.6	0.9
Non-current portion of closure costs	121.5	81.0
New Afton [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	7.6	7.4
Reclamation and closure costs paid
Unwinding of discount	0.2	0.1
Revisions to expected cash flows	3.2	(0.1)
Foreign exchange movement		0.2
Less: amounts reclassified as held for sale
Ending Balance	11.6	7.6
Less: current portion of closure costs (Note 8)
Non-current portion of closure costs	11.6	7.6
Mesquite [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	13.6	13.2
Reclamation and closure costs paid
Unwinding of discount	0.3	0.2
Revisions to expected cash flows	6.6	0.2
Foreign exchange movement
Less: amounts reclassified as held for sale
Ending Balance	20.5	13.6
Less: current portion of closure costs (Note 8)	(0.2)
Non-current portion of closure costs	20.3	13.6
Peak Mines [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	13.7	14.2
Reclamation and closure costs paid	(0.1)
Unwinding of discount	0.4	0.3
Revisions to expected cash flows	3.1	(0.7)
Foreign exchange movement	1.1	(0.1)
Less: amounts reclassified as held for sale	(18.2)
Ending Balance		13.7
Less: current portion of closure costs (Note 8)		(0.1)
Non-current portion of closure costs		13.6
Cerro San Pedro [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	18.1	17.8
Reclamation and closure costs paid	(1.0)	(2.6)
Unwinding of discount	0.2	0.7
Revisions to expected cash flows	1.2	4.2
Foreign exchange movement	0.7	(2.0)
Less: amounts reclassified as held for sale
Ending Balance	19.2	18.1
Less: current portion of closure costs (Note 8)	(2.4)	(0.8)
Non-current portion of closure costs	16.8	17.3
Rainy River [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	20.0	7.9
Reclamation and closure costs paid
Unwinding of discount	0.4	0.2
Revisions to expected cash flows	41.4	11.8
Foreign exchange movement	1.6	0.1
Less: amounts reclassified as held for sale
Ending Balance	63.4	20.0
Less: current portion of closure costs (Note 8)
Non-current portion of closure costs	63.4	20.0
Blackwater [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	8.9	8.3
Reclamation and closure costs paid	(0.1)
Unwinding of discount	0.2	0.2
Revisions to expected cash flows	(0.3)	0.1
Foreign exchange movement	0.7	0.3
Less: amounts reclassified as held for sale
Ending Balance	9.4	8.9
Less: current portion of closure costs (Note 8)		0.0
Non-current portion of closure costs	$ 9.4	$ 8.9